Financial instruments - Derivative Instruments Accounted for as Hedges Outstanding (Details) - Fixed interest rate	Dec. 31, 2022 barrel $ / $ $ / bbl lb Units
ULSD zero-cost collars
Statement Line Items [Line Items]
Nominal amount of hedging instrument | barrel	19,500
ULSD swap contracts
Statement Line Items [Line Items]
Nominal amount of hedging instrument | barrel	88,400
US$/C$ zero cost-collars
Statement Line Items [Line Items]
Nominal amount of hedging instrument | Units	497,000,000
US$/C$ forward contracts
Statement Line Items [Line Items]
Nominal amount of hedging instrument | Units	238,000,000
Copper zero-cost collar contracts
Statement Line Items [Line Items]
Nominal amount of hedging instrument | lb	32,738,607
Less than one year | ULSD swap contracts
Statement Line Items [Line Items]
Average price of hedging instrument | $ / bbl	92
Less than one year | US$/C$ forward contracts
Statement Line Items [Line Items]
Average price of hedging instrument	1.27
Less than one year | Bottom of range | ULSD zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument	86
Less than one year | Bottom of range | US$/C$ zero cost-collars
Statement Line Items [Line Items]
Average price of hedging instrument	1.26
Less than one year | Bottom of range | Copper zero-cost collar contracts
Statement Line Items [Line Items]
Average price of hedging instrument	4.00
Less than one year | Top of range | ULSD zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument	93
Less than one year | Top of range | US$/C$ zero cost-collars
Statement Line Items [Line Items]
Average price of hedging instrument	1.32
Less than one year | Top of range | Copper zero-cost collar contracts
Statement Line Items [Line Items]
Average price of hedging instrument	4.91
2024 | ULSD swap contracts
Statement Line Items [Line Items]
Average price of hedging instrument | $ / bbl	93
2024 | US$/C$ forward contracts
Statement Line Items [Line Items]
Average price of hedging instrument	1.31
2024 | Bottom of range | US$/C$ zero cost-collars
Statement Line Items [Line Items]
Average price of hedging instrument	1.28
2024 | Bottom of range | Copper zero-cost collar contracts
Statement Line Items [Line Items]
Average price of hedging instrument	4.00
2024 | Top of range | US$/C$ zero cost-collars
Statement Line Items [Line Items]
Average price of hedging instrument	1.35
2024 | Top of range | Copper zero-cost collar contracts
Statement Line Items [Line Items]
Average price of hedging instrument	5.06
2025 | Bottom of range | US$/C$ zero cost-collars
Statement Line Items [Line Items]
Average price of hedging instrument	1.32
2025 | Top of range | US$/C$ zero cost-collars
Statement Line Items [Line Items]
Average price of hedging instrument	1.39